AllianceBernstein Global High Income Fund, Inc.

Portfolio of Investments

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.6%
Industrial – 53.4%
Basic – 3.5%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030(a)	U.S.$	418	$426,736
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		200	196,099
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		912	940,712
6.375%, 09/15/2032(a)		1,153	1,196,879
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		2,692	271,164
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		3,006	2,369,698
Celanese US Holdings LLC 6.50%, 04/15/2030		184	184,781
6.75%, 04/15/2033(d)		555	551,841
7.00%, 02/15/2031		790	808,583
7.375%, 02/15/2034		1,205	1,225,502
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		556	589,787
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		1,482	1,562,102
7.625%, 01/15/2034(a)		700	732,890
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030(a)		85	87,567
8.75%, 04/15/2030(a)		530	538,924
Commercial Metals Co. 5.75%, 11/15/2033(a)		887	907,162
Compass Minerals International, Inc. 8.00%, 07/01/2030(a)		406	424,845
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	361,551
Domtar Corp. 6.75%, 10/01/2028(a)		423	355,053
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,215	2,166,941
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		1,170	1,128,799
4.50%, 09/15/2027(a)		190	189,409
5.875%, 04/15/2030(a)		43	44,243
6.125%, 04/15/2032(a)		2,651	2,764,013
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	297,012
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		841	814,439
3.75%, 02/01/2030(a)		1,661	1,566,181
6.375%, 07/15/2032(a)		1,662	1,690,404
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	1,029	1,059,818
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		1,557	1,454,983
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		104	114,657
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	495	480,236
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)		1,296	1,291,174
LABL, Inc. 5.875%, 11/01/2028(a)		547	346,270
Magnera Corp. 7.25%, 11/15/2031(a)		430	422,712
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(e)(f)(g)(h)(i)		2,857	0

	Principal Amount (000)		U.S. $ Value

Mineral Resources Ltd. 7.00%, 04/01/2031(a)	U.S.$	500	$521,484
8.50%, 05/01/2030(a)		73	75,884
Novelis Corp. 6.375%, 08/15/2033(a)		345	349,986
6.875%, 01/30/2030(a)		267	277,106
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		143	141,001
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		554	563,204
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)		591	596,613
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		414	384,593
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		1,073	367,676
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		924	923,001
6.625%, 08/15/2032(a)		722	731,657
7.375%, 03/01/2031(a)		82	84,056

			34,579,428

Capital Goods – 4.5%
Amsted Industries, Inc. 6.375%, 03/15/2033(a)		149	153,469
Arcosa, Inc. 6.875%, 08/15/2032(a)		1,237	1,304,005
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	437	514,204
6.25%, 01/30/2031(a)	U.S.$	697	711,881
Artera Services LLC 8.50%, 02/15/2031(a)		392	324,697
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		1,931	1,999,872
6.25%, 03/15/2033(a)		1,211	1,259,037
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	741	867,723
Bombardier, Inc. 6.00%, 02/15/2028(a)	U.S.$	206	206,570
6.75%, 06/15/2033(a)		675	714,100
7.25%, 07/01/2031(a)		862	919,185
7.45%, 05/01/2034(a)		1,518	1,696,338
8.75%, 11/15/2030(a)		1,949	2,104,611
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		436	428,183
Calderys Financing LLC 11.25%, 06/01/2028(a)		1,689	1,793,393
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		446	347,899
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		415	409,457
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		2,133	2,157,970
Enviri Corp. 5.75%, 07/31/2027(a)		327	327,389
Esab Corp. 6.25%, 04/15/2029(a)		404	415,834
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		207	203,549
Goat Holdco LLC 6.75%, 02/01/2032(a)		466	478,614
Griffon Corp. 5.75%, 03/01/2028		1,125	1,126,967
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)		1,348	1,343,737
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	249	297,591

	Principal Amount (000)		U.S. $ Value

Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	1,999	$1,988,023
Maxam Prill SARL 7.75%, 07/15/2030(a)		1,665	1,722,559
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(a)		377	401,088
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		361	370,094
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		2,768	2,685,773
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		435	423,047
TransDigm, Inc. 4.625%, 01/15/2029		290	288,189
4.875%, 05/01/2029		1,954	1,947,412
6.00%, 01/15/2033(a)		3,691	3,777,821
6.375%, 03/01/2029(a)		1,600	1,651,886
6.75%, 08/15/2028(a)		2,448	2,495,111
6.75%, 01/31/2034(a)		544	567,120
6.875%, 12/15/2030(a)		1,667	1,744,054
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		1,388	1,441,387
VoltaGrid LLC 7.375%, 11/01/2030(a)		373	369,618
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		27	27,913
6.625%, 03/15/2032(a)		579	606,397

			44,613,767

Communications - Media – 6.0%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		844	884,359
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		805	834,472
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,762	2,538,163
4.50%, 08/15/2030(a)		3,359	3,164,500
6.375%, 09/01/2029(a)		1,268	1,285,580
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		982	1,027,779
CSC Holdings LLC 4.625%, 12/01/2030(a)		667	238,160
5.375%, 02/01/2028(a)		829	602,208
5.50%, 04/15/2027(a)		1,803	1,543,661
5.75%, 01/15/2030(a)		1,480	543,160
7.50%, 04/01/2028(a)		623	364,701
11.25%, 05/15/2028(a)		824	653,798
11.75%, 01/31/2029(a)		581	432,845
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		1,545	1,565,628
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		751	755,178
10.00%, 02/15/2031(a)		1,325	1,354,427
Discovery Communications LLC 3.625%, 05/15/2030		910	842,141
6.35%, 06/01/2040		1,011	838,649
DISH DBS Corp. 5.125%, 06/01/2029		3,762	3,342,998
5.25%, 12/01/2026(a)		2,836	2,755,821
5.75%, 12/01/2028(a)		1,330	1,301,336
7.375%, 07/01/2028		1,088	1,049,924
DISH Network Corp. 11.75%, 11/15/2027(a)		69	71,802
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		840	838,580

	Principal Amount (000)		U.S. $ Value

Gray Media, Inc. 5.375%, 11/15/2031(a)	U.S.$	671	$503,277
7.25%, 08/15/2033(a)		343	350,670
9.625%, 07/15/2032(a)		1,286	1,334,810
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		206	198,008
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)(d)		3,059	1,865,989
6.75%, 10/15/2027(a)		1,366	923,951
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		639	642,064
8.00%, 08/01/2029(a)		247	249,589
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		3,920	3,782,757
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		545	546,399
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		343	340,397
Paramount Global 6.25%, 02/28/2057		330	298,032
6.375%, 03/30/2062		1,435	1,341,908
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		320	289,159
8.125%, 02/15/2033(a)		1,049	1,096,897
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		2,607	2,547,427
4.125%, 07/01/2030(a)		396	376,765
Snap, Inc. 6.875%, 03/01/2033(a)		1,521	1,577,753
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	199	215,517
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	739	730,787
5.00%, 09/15/2029		333	330,280
Univision Communications, Inc. 7.375%, 06/30/2030(a)		441	447,927
8.00%, 08/15/2028(a)		1,341	1,388,497
8.50%, 07/31/2031(a)		25	26,098
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		2,792	2,881,795
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		508	471,477
VZ Secured Financing BV 5.00%, 01/15/2032(a)		1,438	1,307,352
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	149	165,345
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	U.S.$	3,716	2,624,636
5.14%, 03/15/2052		460	303,998
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		862	769,639

			58,759,070

Communications - Telecommunications – 3.4%
Altice Financing SA 5.75%, 08/15/2029(a)		1,249	869,447
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(f)		691	635,336
Altice France SA 4.75%, 10/15/2030(a)	EUR	682	755,332
6.50%, 10/15/2031(a)	U.S.$	301	285,610
6.50%, 04/15/2032(a)		3,270	3,136,168
6.875%, 10/15/2030(a)		1,275	1,237,610
6.875%, 07/15/2032(a)		1,406	1,346,260
9.50%, 11/01/2029(a)		1,073	1,100,884

	Principal Amount (000)		U.S. $ Value

APLD ComputeCo LLC 9.25%, 12/15/2030(a)	U.S.$	1,337	$1,311,365
British Telecommunications PLC 4.25%, 11/23/2081(a)		412	407,559
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		490	519,787
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		2,791	2,859,851
10.75%, 11/30/2029		2,061	2,275,949
Fibercop SpA 7.20%, 07/18/2036(a)		259	258,473
7.72%, 06/04/2038(a)		1,559	1,571,254
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		300	302,331
GCI LLC 4.75%, 10/15/2028(a)		405	395,653
Level 3 Financing, Inc. 8.50%, 01/15/2036(a)		700	717,978
Rogers Communications, Inc. 5.25%, 03/15/2082(a)		584	583,332
Telecom Italia Capital SA 7.72%, 06/04/2038		509	564,522
United Group BV 3.625%, 02/15/2028(a)	EUR	237	277,515
4.25% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(j)		539	638,382
4.625%, 08/15/2028(a)		481	566,123
6.75%, 02/15/2031(a)		616	742,883
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)	U.S.$	626	617,146
Viasat, Inc. 6.50%, 07/15/2028(a)		60	58,369
7.50%, 05/30/2031(a)		341	324,093
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		980	892,036
4.75%, 07/15/2031(a)		3,639	3,362,564
7.75%, 04/15/2032(a)		2,512	2,616,375
Vodafone Group PLC 7.00%, 04/04/2079		33	34,895
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		1,675	1,758,041

			33,023,123

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		495	510,948
8.25%, 04/15/2031(a)		354	372,207
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		845	795,867
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		269	259,021
7.75%, 10/15/2033(a)		322	328,025
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		2,595	2,397,151
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	711	848,433
6.75%, 09/15/2032(a)	U.S.$	1,410	1,461,236
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		2,940	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		1,207	0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		167	160,414
5.25%, 07/15/2031		206	195,289
6.625%, 07/15/2030		1,916	1,962,635
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)		200	201,592
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	511	635,670
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	695	728,168
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)		310	326,511
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(b)	EUR	306	375,350

	Principal Amount (000)		U.S. $ Value

Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)	U.S.$	575	$530,866
2.75%, 03/09/2028(a)		1,112	1,052,159
6.125%, 09/30/2030(a)		974	974,305
7.05%, 09/15/2028(a)		5	5,163
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		233	219,786
8.125%, 07/17/2035(a)		2,665	2,835,674
PM General Purchaser LLC 9.50%, 10/01/2028(a)		2,437	2,095,538
Qnity Electronics, Inc. 6.25%, 08/15/2033(a)		580	602,353
Tenneco, Inc. 8.00%, 11/17/2028(a)		2,795	2,807,180
Titan International, Inc. 7.00%, 04/30/2028		1,422	1,426,096
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	200	231,093
2.75%, 05/25/2027(a)		900	1,050,758
ZF North America Capital, Inc. 7.125%, 04/14/2030(a)	U.S.$	504	508,633
7.50%, 03/24/2031(a)		700	708,331

			26,606,452

Consumer Cyclical - Entertainment – 0.8%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		709	739,163
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(a)		38	38,281
Motion Finco SARL 8.375%, 02/15/2032(a)		268	240,518
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		1,428	1,423,079
6.25%, 09/15/2033(a)		470	469,887
NCL Finance Ltd. 6.125%, 03/15/2028(a)		115	118,192
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		517	502,948
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		2,378	2,283,994
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		85	79,283
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		1,235	1,255,738
9.125%, 07/15/2031(a)		468	500,869

			7,651,952

Consumer Cyclical - Other – 4.5%
Allwyn Entertainment Financing UK PLC 4.125%, 02/15/2031(a)	EUR	305	353,059
7.875%, 04/30/2029(a)	U.S.$	200	207,426
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		1,261	1,326,984
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,738	1,627,166
6.25%, 09/15/2027(a)		405	405,394
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/2032(a)		265	270,344
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		619	589,323
6.375%, 03/01/2034(a)		1,142	1,182,130
6.75%, 05/15/2035(a)		1,272	1,332,093
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		449	363,173
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		491	489,213
5.75%, 04/01/2030(a)		540	544,972

	Principal Amount (000)		U.S. $ Value

Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	559	$682,393
CP Atlas Buyer, Inc. 9.75%, 07/15/2030(a)	U.S.$	400	414,723
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		1,195	1,207,952
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,538	1,427,535
3.75%, 05/01/2029(a)		958	931,268
4.00%, 05/01/2031(a)		448	428,773
5.875%, 04/01/2029(a)		1,286	1,315,193
6.125%, 04/01/2032(a)		738	763,181
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		465	434,202
5.00%, 06/01/2029(a)		3,193	3,102,968
6.625%, 01/15/2032(a)		595	610,276
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		592	603,789
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032(a)		700	662,645
LGI Homes, Inc. 7.00%, 11/15/2032(a)		703	673,702
Lottomatica Group SpA 4.875%, 01/31/2031(a)	EUR	493	596,067
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	293	280,073
6.50%, 10/01/2033(a)		1,648	1,582,770
Masterbrand, Inc. 7.00%, 07/15/2032(a)		1,031	1,069,331
Mattamy Group Corp. 4.625%, 03/01/2030(a)		55	53,300
MGM Resorts International 4.625%, 09/01/2026		5	4,997
Miller Homes Group Finco PLC 6.31% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(j)	EUR	306	364,291
7.00%, 05/15/2029(a)	GBP	679	921,480
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	760	792,968
11.875%, 04/15/2031(a)		1,083	1,144,441
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		911	895,519
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,125	2,131,325
6.25%, 08/01/2033(a)		1,068	1,091,100
6.50%, 08/15/2032(a)		312	321,629
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		17	15,583
4.375%, 07/15/2030(a)		1,786	1,726,768
4.75%, 01/15/2028(a)		339	337,939
Station Casinos LLC 4.50%, 02/15/2028(a)		516	512,133
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		54	54,340
5.75%, 01/15/2028(a)		582	592,428
Thor Industries, Inc. 4.00%, 10/15/2029(a)		1,713	1,647,233
Travel & Leisure Co. 4.50%, 12/01/2029(a)		1,784	1,746,503
4.625%, 03/01/2030(a)		2,415	2,355,163
6.125%, 09/01/2033(a)		128	129,988
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 01/15/2034(a)		700	708,897
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		544	536,668

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)	U.S.$	781	$785,079

			44,347,890

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		90	86,992
3.875%, 01/15/2028(a)		1,492	1,470,686
4.00%, 10/15/2030(a)		1,168	1,112,256
4.375%, 01/15/2028(a)		963	956,649
6.125%, 06/15/2029(a)		2,000	2,055,835
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		542	526,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		705	704,245
Yum! Brands, Inc. 3.625%, 03/15/2031		174	164,512

			7,077,750

Consumer Cyclical - Retailers – 4.7%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		4,216	4,244,485
7.375%, 08/01/2033(a)		967	973,207
Arko Corp. 5.125%, 11/15/2029(a)		1,035	887,227
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,373	1,351,817
5.00%, 02/15/2032(a)		827	803,839
Bath & Body Works, Inc. 5.25%, 02/01/2028		845	849,882
6.75%, 07/01/2036		98	97,116
6.875%, 11/01/2035		519	525,115
7.60%, 07/15/2037		367	364,596
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	757	907,244
Boots Group Finco LP 5.375%, 08/31/2032(a)		1,247	1,513,103
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	415	409,396
9.00%, 06/01/2030(a)(b)(c)		2,001	2,097,927
9.00%, 06/01/2031(a)(b)(c)		1,201	1,355,559
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		375	404,888
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		2,172	2,322,048
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	516	629,145
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	257	257,964
Gap, Inc. (The) 3.625%, 10/01/2029(a)		298	282,238
3.875%, 10/01/2031(a)		303	280,295
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		2,245	2,201,530
8.75%, 01/15/2032(a)		1,125	1,083,049
11.50%, 08/15/2029(a)		358	376,519
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		1,680	1,647,806
6.375%, 01/15/2030(a)		352	362,001
Kohl’s Corp. 5.125%, 05/01/2031(c)		540	473,771
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		901	859,246
LBM Acquisition LLC 9.50%, 06/15/2031(a)		467	485,381
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,452	1,423,091

	Principal Amount (000)		U.S. $ Value

Lithia Motors, Inc. 3.875%, 06/01/2029(a)	U.S.$	145	$140,178
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		955	917,786
7.875%, 05/01/2029(a)		878	809,978
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		206	193,587
Nordstrom, Inc. 5.00%, 01/15/2044		741	556,852
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		368	379,775
Penske Automotive Group, Inc. 3.75%, 06/15/2029		139	134,737
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		726	738,207
10.00%, 09/15/2033(a)		939	967,434
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		1,356	1,416,828
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,738	2,686,277
4.875%, 11/15/2031(a)		255	246,088
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,155	1,128,304
Staples, Inc. 10.75%, 09/01/2029(a)		2,506	2,492,200
12.75%, 01/15/2030(a)		1,061	888,673
VF Corp. 2.95%, 04/23/2030		1,880	1,702,560
William Carter Co. (The) 7.375%, 02/15/2031(a)		1,480	1,528,918

			46,397,867

Consumer Non-Cyclical – 7.6%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)(d)		1,256	1,268,893
AdaptHealth LLC 4.625%, 08/01/2029(a)		284	275,575
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		485	466,401
4.625%, 01/15/2027(a)		615	615,009
5.50%, 03/31/2031(a)		1,654	1,673,452
5.75%, 03/31/2034(a)		1,094	1,098,108
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,238	3,374,237
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	537,865
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		350	313,372
11.00%, 09/30/2028(a)		2,030	2,105,421
CAB SELAS 3.375%, 02/01/2028(a)	EUR	1,533	1,743,098
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	493	438,889
6.00%, 01/15/2029(a)		1,466	1,464,842
6.125%, 04/01/2030(a)		3,640	2,918,811
6.875%, 04/15/2029(a)		1,328	1,182,272
9.75%, 01/15/2034(a)		700	735,572
10.875%, 01/15/2032(a)		56	61,200
CVS Health Corp. 6.75%, 12/10/2054		152	158,768
7.00%, 03/10/2055		2,238	2,347,367
DaVita, Inc. 3.75%, 02/15/2031(a)		512	472,707
4.625%, 06/01/2030(a)		4,729	4,601,824
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		1,342	1,402,315
Embecta Corp. 5.00%, 02/15/2030(a)		2,006	1,917,623

	Principal Amount (000)		U.S. $ Value

Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	1,516	$1,359,122
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		344	350,735
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		2,705	2,775,607
7.25%, 12/15/2033(a)		696	733,503
Global Medical Response, Inc. 7.375%, 10/01/2032(a)		562	585,153
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,806	2,095,992
7.50%, 05/01/2030(a)		1,300	1,604,409
Gruenenthal GmbH 6.75%, 05/15/2030(a)		1,067	1,311,370
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		1,029	1,230,624
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	156	222,371
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	172	179,058
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	981,505
5.00%, 05/15/2027(a)	U.S.$	606	606,132
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		1,889	2,050,443
11.00%, 10/15/2030(a)		861	944,093
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	562	669,931
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)	U.S.$	1,289	1,138,765
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		216	186,435
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		952	1,008,971
National Mentor Holdings, Inc. 10.50%, 12/15/2030(a)		700	703,745
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		883	941,512
Newell Brands, Inc. 8.50%, 06/01/2028(a)		1,030	1,078,914
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	972	1,179,456
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		885	1,010,745
4.125%, 04/30/2028(a)	U.S.$	2,247	2,189,017
5.125%, 04/30/2031(a)		922	764,059
7.875%, 05/15/2034(a)		716	575,445
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		3	2,037
6.625%, 04/01/2030(a)(d)		275	176,393
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)		428	389,378
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	73,492
Post Holdings, Inc. 4.50%, 09/15/2031(a)		131	124,182
6.50%, 03/15/2036(a)		969	970,501
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		1,227	1,194,472
6.25%, 04/01/2029(a)		696	699,257
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		207	201,825
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		1,231	1,295,931
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		2,344	2,374,721

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 4.375%, 01/15/2030	U.S.$	307	$301,490
5.50%, 11/15/2032(a)		3,846	3,900,792
6.00%, 11/15/2033(a)		1,232	1,268,531
6.125%, 10/01/2028		1,018	1,022,138
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		443	446,552
US Foods, Inc. 4.75%, 02/15/2029(a)		658	654,190
Whirlpool Corp. 4.70%, 05/14/2032		303	274,852
6.125%, 06/15/2030		189	188,982
6.50%, 06/15/2033		178	172,631

			75,383,080

Energy – 6.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		214	214,677
Buckeye Partners LP 4.125%, 12/01/2027		171	169,062
4.50%, 03/01/2028(a)		227	225,647
6.75%, 02/01/2030(a)		418	438,724
6.875%, 07/01/2029(a)		1,493	1,553,983
California Resources Corp. 7.00%, 01/15/2034(a)		51	50,336
8.25%, 06/15/2029(a)		397	415,590
Caturus Energy LLC 8.50%, 02/15/2030(a)		375	390,814
Chord Energy Corp. 6.00%, 10/01/2030(a)		683	689,922
CITGO Petroleum Corp.
8.375%, 01/15/2029(a)		844	878,222
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		1,315	1,356,182
8.75%, 07/01/2031(a)		729	756,731
9.625%, 06/15/2033(a)		1,100	1,185,803
CNX Resources Corp. 6.00%, 01/15/2029(a)		1,156	1,165,081
7.25%, 03/01/2032(a)		983	1,027,257
7.375%, 01/15/2031(a)		562	581,837
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		160	151,953
7.625%, 04/01/2032(a)		291	282,445
CVR Energy, Inc. 8.50%, 01/15/2029(a)		425	437,124
DBR Land Holdings LLC 6.25%, 12/01/2030(a)		700	715,090
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		1,335	1,362,508
8.625%, 03/15/2029(a)		100	104,529
Excelerate Energy LP
8.00%, 05/15/2030(a)		1,417	1,496,453
Ferrellgas LP/Ferrellgas Finance Corp.
9.25%, 01/15/2031(a)		473	487,639
Global Partners LP/GLP Finance Corp.
6.875%, 01/15/2029		1,425	1,441,783
7.125%, 07/01/2033(a)		448	456,419
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029(a)		366	361,181
6.00%, 02/01/2031(a)		412	390,961
6.25%, 04/15/2032(a)		89	83,726
6.875%, 05/15/2034(a)		845	792,000
7.25%, 02/15/2035(a)		677	643,426
8.375%, 11/01/2033(a)		1,299	1,324,731
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		794	812,374
7.375%, 07/15/2032(a)		51	53,821

	Principal Amount (000)		U.S. $ Value

ITT Holdings LLC 6.50%, 08/01/2029(a)	U.S.$	2,031	$1,947,897
Long Ridge Energy LLC 8.75%, 02/15/2032(a)		270	287,247
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		513	491,263
Murphy Oil Corp. 6.00%, 10/01/2032		540	539,559
Nabors Industries Ltd. 7.50%, 01/15/2028(a)		1,042	1,043,142
Nabors Industries, Inc. 9.125%, 01/31/2030(a)		128	134,556
NFE Financing LLC 12.00%, 11/15/2029(a)(i)(l)		6,611	1,910,087
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		1,575	1,635,205
8.375%, 02/15/2032(a)		1,204	1,248,122
NuStar Logistics LP 5.625%, 04/28/2027		925	934,790
6.00%, 06/01/2026		80	80,142
6.375%, 10/01/2030		97	102,099
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		682	675,410
7.875%, 09/15/2030(a)		849	816,715
Saturn Oil & Gas, Inc. 9.625%, 06/15/2029(a)		391	387,022
SESI LLC 7.875%, 09/30/2030(a)		428	421,301
SM Energy Co. 6.75%, 08/01/2029(a)		340	342,531
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		1,040	1,077,799
Sunoco LP 4.50%, 10/01/2029(a)		362	353,161
5.625%, 03/15/2031(a)		745	748,916
5.875%, 07/15/2027(a)		424	424,411
6.25%, 07/01/2033(a)		654	669,819
7.875%, 09/18/2030(a)(m)		1,877	1,924,871
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		773	758,245
4.50%, 04/30/2030		422	412,162
6.00%, 04/15/2027		461	461,229
7.00%, 09/15/2028(a)		79	81,493
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		76	75,458
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,096	1,138,073
9.375%, 02/01/2031(a)		1,127	1,176,978
TGS ASA 8.50%, 01/15/2030(a)		200	208,578
Tidewater, Inc. 9.125%, 07/15/2030(a)		395	423,909
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		606	612,064
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		779	797,947
Transocean International Ltd. 7.875%, 10/15/2032(a)		187	194,677
8.75%, 02/15/2030(a)		625	652,189
Valaris Ltd. 8.375%, 04/30/2030(a)		433	450,783
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		1,633	1,660,083
8.375%, 06/01/2031(a)		569	565,942
9.00%, 09/30/2029(a)(m)		1,672	1,321,174
9.50%, 02/01/2029(a)		1,166	1,209,999
9.875%, 02/01/2032(a)		3,159	3,262,988

	Principal Amount (000)		U.S. $ Value

Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)	U.S.$	1,132	$ 1,152,528
6.50%, 06/15/2034(a)		1,460	1,492,547
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		178	176,113
7.25%, 02/15/2033(a)		282	265,239
Viridien 10.00%, 10/15/2030(a)		408	430,202
WBI Operating LLC 6.25%, 10/15/2030(a)		906	912,226
6.50%, 10/15/2033(a)		694	691,451
Weatherford International Ltd. 6.75%, 10/15/2033(a)		1,212	1,240,902

			62,519,275

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		32	30,828
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		2,026	2,022,281
Gates Corp./DE 6.875%, 07/01/2029(a)		721	749,242
Multiversity SpA 6.32% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(j)	EUR	208	247,232
7.125%, 05/17/2031(a)		734	920,914
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	177	171,244
6.50%, 07/15/2032(a)		425	435,755
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		3,060	2,905,483

			7,482,979

Services – 3.1%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		464	452,870
4.875%, 07/15/2032(a)		1,012	980,630
5.875%, 10/15/2033(a)		31	31,433
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		327	323,744
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	296,442
4.625%, 06/01/2028(a)	U.S.$	3,774	3,718,410
4.875%, 06/01/2028(a)	GBP	1,010	1,326,249
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	2,420	2,236,861
APCOA Group GmbH 6.00%, 04/15/2031(a)	EUR	990	1,182,341
Aramark International Finance SARL 4.375%, 04/15/2033(a)		438	513,807
Belron UK Finance PLC 5.75%, 10/15/2029(a)	U.S.$	1,406	1,435,537
Champions Financing, Inc. 8.75%, 02/15/2029(a)		386	380,157
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		1,436	1,394,432
4.875%, 07/01/2029(a)		851	804,554
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	402	484,879
Engineering - Ingegneria Informatica - SpA 7.77% (EURIBOR 3 Month + 5.75%), 02/15/2030(a)(j)		384	459,048
8.625%, 02/15/2030(a)		258	324,833
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	1,187	1,164,231
6.50%, 01/15/2031(a)		905	925,840
7.75%, 02/15/2028(a)		650	664,683
8.25%, 08/01/2032(a)		838	851,495

	Principal Amount (000)		U.S. $ Value

8.375%, 11/15/2032(a)	U.S.$	1,286	$ 1,311,881
ION Platform Finance US, Inc. 7.875%, 09/30/2032(a)		276	262,104
ION Platform Finance US, Inc./ION Platform Finance SARL 9.00%, 08/01/2029(a)		403	401,705
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		207	205,050
Matthews International Corp. 8.625%, 10/01/2027(a)		413	426,149
Monitronics International, Inc. 9.125%, 04/01/2020(e)(g)(h)(i)(k)		958	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,387	1,361,670
Q-Park Holding I BV 5.125%, 02/15/2030(a)	EUR	556	674,740
Rakuten Group, Inc. 11.25%, 02/15/2027(a)	U.S.$	658	702,828
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		1,175	1,212,090
Sabre Financial Borrower LLC 11.125%, 06/15/2029(a)		700	710,766
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		2,240	1,882,240
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	1,196	1,439,276
Shutterfly Finance LLC 9.75%, 10/01/2027(a)	U.S.$	7	7,002
Wayfair LLC 7.75%, 09/15/2030(a)		455	484,251

			31,034,228

Technology – 2.4%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		725	729,696
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	1,162	1,377,531
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	1,545	1,628,812
Amkor Technology, Inc. 5.875%, 10/01/2033(a)		765	782,654
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		1,181	1,181,396
CommScope LLC 9.50%, 12/15/2031(a)		628	634,453
CoreWeave, Inc. 9.00%, 02/01/2031(a)		346	316,143
9.25%, 06/01/2030 (a)		2,091	1,944,869
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		748	796,110
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		448	457,777
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		1,041	1,086,487
GoTo Group, Inc. 5.50%, 05/01/2028(a)		1,403	845,648
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	819	974,520
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	1,369	1,409,969
McAfee Corp. 7.375%, 02/15/2030(a)		551	480,892
Open Text Corp. 3.875%, 02/15/2028(a)		590	578,710
Playtika Holding Corp. 4.25%, 03/15/2029(a)		1,379	1,237,645
PTC, Inc. 4.00%, 02/15/2028(a)		406	399,824

	Principal Amount (000)		U.S. $ Value

Rackspace Finance LLC 3.50%, 05/15/2028(a)	U.S.$	3,030	$ 1,107,395
Rocket Software, Inc. 9.00%, 11/28/2028(a)		1,421	1,464,228
Seagate Data Storage Technology Pte. Ltd. 4.09%, 06/01/2029(a)		613	597,675
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	956	1,130,553
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	717	706,358
WULF Compute LLC 7.75%, 10/15/2030(a)		1,446	1,489,511

			23,358,856

Transportation - Airlines – 0.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		760	770,704
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		245	245,298
5.75%, 04/20/2029(a)		3,371	3,432,109
Avianca Midco 2 PLC 9.625%, 02/14/2030(a)		449	450,588
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		221	222,657
OneSky Flight LLC 8.875%, 12/15/2029(a)		268	287,054
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 06/01/2028(a)		19	19,665

			5,428,075

Transportation - Railroads – 0.0%
Brightline East LLC 11.00%, 01/31/2030(a)		473	133,027

Transportation - Services –1.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	186	225,251
7.00%, 05/21/2030(a)	U.S.$	373	388,821
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)		40	36,175
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		3,290	3,211,778
5.375%, 03/01/2029(a)		609	593,662
5.75%, 07/15/2027(a)		296	295,917
8.375%, 06/15/2032(a)		453	467,852
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	952	1,158,228
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		1,214	1,107,381
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		582	646,686
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	1,296	1,355,091
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	432	522,930
Danaos Corp. 6.875%, 10/15/2032(a)	U.S.$	439	450,792
Dcli Bidco LLC 7.75%, 11/15/2029(a)		617	633,756
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	479	685,564
Herc Holdings, Inc. 5.75%, 03/15/2031(a)	U.S.$	700	710,042
Hertz Corp. (The) 4.625%, 12/01/2026(a)		458	437,743
5.00%, 12/01/2029(a)		232	157,577
12.625%, 07/15/2029(a)		643	648,078
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,406	1,675,382

	Principal Amount (000)		U.S. $ Value

PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,572	$ 1,554,216
Rand Parent LLC 8.50%, 02/15/2030(a)		372	387,817
Star Leasing Co. LLC 7.625%, 02/15/2030(a)		271	252,420
Synergy Infrastructure Holdings LLC 7.875%, 12/01/2030(a)		700	727,754

			18,330,913

			526,727,732

Financial Institutions – 7.0%

Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		256	243,100
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	1,981,731
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		908	940,078
8.375%, 06/15/2035(a)		767	791,533
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		140	155,269

			4,111,711

Brokerage – 1.0%
AG Issuer LLC 6.25%, 03/01/2028(a)		1,050	1,054,227
Aretec Group, Inc. 7.50%, 04/01/2029(a)		641	643,903
10.00%, 08/15/2030(a)		1,697	1,830,652
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		850	879,041
Hightower Holding LLC 6.75%, 04/15/2029(a)		2,936	2,924,279
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		1,367	1,426,425
Osaic Holdings, Inc. 8.00%, 08/01/2033(a)		179	185,460
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,089	1,140,434

			10,084,421

Finance – 2.4%
CNG Holdings, Inc. 16.50% (16.50% Cash or 17.50% PIK), 06/30/2031(a)(b)(e)(h)		829	712,994
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		2,073	1,922,256
Curo SPV LLC 13.00%, 08/02/2027(e)(h)		2,601	2,483,672
Enova International, Inc. 9.125%, 08/01/2029(a)		1,916	2,032,975
11.25%, 12/15/2028(a)		651	688,219
Freedom Mortgage Holdings LLC 6.875%, 05/01/2031(a)		700	700,872
8.375%, 04/01/2032(a)		1,231	1,298,694
9.125%, 05/15/2031(a)		7	7,519
9.25%, 02/01/2029(a)		243	254,814
GGAM Finance Ltd. 6.875%, 04/15/2029(a)		263	272,540
8.00%, 06/15/2028(a)		1,069	1,133,045
goeasy Ltd. 6.875%, 05/15/2030(a)		310	295,836
6.875%, 02/15/2031(a)		145	135,410
7.375%, 10/01/2030(a)		618	594,833
7.625%, 07/01/2029(a)		439	434,284
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,987	1,912,403

	Principal Amount (000)		U.S. $ Value

LFS Topco LLC 8.75%, 07/15/2030(a)	U.S.$	409	$ 412,236
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		431	430,058
Navient Corp. 4.875%, 03/15/2028		1,706	1,686,658
5.00%, 03/15/2027		422	422,533
5.50%, 03/15/2029		326	323,343
6.75%, 06/15/2026		835	842,841
9.375%, 07/25/2030		353	392,167
11.50%, 03/15/2031		845	947,457
OneMain Finance Corp. 6.75%, 09/15/2033		359	364,308
Planet Financial Group LLC 10.50%, 12/15/2029(a)		265	277,220
Rfna LP 7.875%, 02/15/2030(a)		354	359,870
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030(a)		416	424,295
SLM Corp. 3.125%, 11/02/2026		188	184,644
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030(a)		1,360	1,399,811
Terawulf, Inc. Zero Coupon, 05/01/2032(a)(n)		53	45,858
TrueNoord Capital DAC 8.75%, 03/01/2030(a)		265	279,805

			23,673,470

Financial Services – 1.4%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		5,478	5,705,805
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,191	1,236,498
Cipher Compute LLC 7.125%, 11/15/2030(a)		1,618	1,650,404
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		1,497	1,513,935
8.50%, 05/15/2030(a)		1,189	1,276,518
9.25%, 04/01/2029(a)		1,289	1,360,440
Jefferson Capital Holdings LLC 8.25%, 05/15/2030(a)		412	432,345
Nassau Cos. of New York (The) 7.875%, 07/15/2030(a)		396	378,149
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	218	47,116

			13,601,210

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	326	322,525
7.50%, 11/06/2030(a)		414	431,097
8.25%, 02/01/2029(a)		1,048	1,087,262
8.50%, 06/15/2029(a)		659	689,677
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		285	290,225
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		479	491,692
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		418	424,039
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	286	346,413
7.75%, 02/15/2031(a)	U.S.$	739	776,537
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		1,007	1,046,348

	Principal Amount (000)		U.S. $ Value

Molina Healthcare, Inc. 6.50%, 02/15/2031(a)	U.S.$	615	$ 632,127

			6,537,942

REITs – 1.1%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	1,580	1,857,000
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 9.75%, 04/15/2030(a)	U.S.$	480	520,592
Arbor Realty SR, Inc. 8.50%, 12/15/2028(a)		700	697,387
Brandywine Operating Partnership LP 8.875%, 04/12/2029		253	272,640
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		373	368,144
5.75%, 05/15/2026(a)		119	118,307
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031(a)		544	579,992
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375%, 09/30/2030(a)		406	409,359
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		1,194	1,248,884
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	1,620	1,851,484
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)		149	181,679
8.50%, 02/15/2032(a)	U.S.$	555	593,052
Rithm Capital Corp. 8.00%, 04/01/2029(a)		345	354,263
8.00%, 07/15/2030(a)		95	97,130
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		406	384,140
Service Properties Trust Zero Coupon, 09/30/2027(a)		236	213,295
8.375%, 06/15/2029		1,002	1,008,551
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	3	3,349

			10,759,248

			68,768,002

Utility – 1.2%

Electric – 1.1%
AES Corp. (The) 6.95%, 07/15/2055	U.S.$	453	446,725
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082		422	415,682
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375%, 02/15/2032(a)		463	463,573
Calpine Corp. 4.625%, 02/01/2029(a)		206	205,837
EUSHI Finance, Inc. 7.625%, 12/15/2054		361	379,591
Lightning Power LLC 7.25%, 08/15/2032(a)		225	239,283
NRG Energy, Inc. 3.375%, 02/15/2029(a)		1,109	1,060,054
3.625%, 02/15/2031(a)		445	415,733
5.25%, 06/15/2029(a)		80	80,216
5.75%, 07/15/2029(a)		1,744	1,752,220
10.25%, 03/15/2028(a)(m)		842	917,135
Talen Energy Supply LLC 6.25%, 02/01/2034(a)		634	646,601
TransAlta Corp. 5.875%, 02/01/2034		700	704,822

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a)(m)	U.S.$	835	$ 846,424
8.00%, 10/15/2026(a)(m)		1,003	1,024,690
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		80	80,047
7.75%, 10/15/2031(a)		743	787,905
XPLR Infrastructure Operating Partners LP 4.50%, 09/15/2027(a)		251	248,267
7.25%, 01/15/2029(a)		374	383,371

			11,098,176

Natural Gas – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%, 06/01/2028(a)		430	444,787
9.50%, 06/01/2030(a)		28	29,836

			474,623

			11,572,799

Total Corporates - Non-Investment Grade (cost $611,226,146)			607,068,533

CORPORATES - INVESTMENT GRADE – 14.8%

Industrial – 8.2%

Basic – 0.9%
Freeport Indonesia PT 4.76%, 04/14/2027(a)		281	281,703
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	365,133
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	360,452
Nexa Resources SA 6.75%, 04/09/2034(a)(d)		961	1,028,083
OCP SA 6.75%, 05/02/2034(a)		412	444,321
Olin Corp. 5.625%, 08/01/2029		188	188,723
6.625%, 04/01/2033(a)		659	654,370
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		1,856	1,800,524
SNF Group SACA 3.125%, 03/15/2027(a)		655	644,128
3.375%, 03/15/2030(a)		1,151	1,075,690
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		406	439,174
Suzano Austria GmbH 3.125%, 01/15/2032		331	295,272
3.75%, 01/15/2031		262	246,961
5.00%, 01/15/2030		218	218,002
6.00%, 01/15/2029		690	709,406

			8,751,942

Communications - Media – 0.6%
Grupo Televisa SAB 4.625%, 01/30/2026(d)		495	492,718
6.625%, 01/15/2040		260	226,512
8.50%, 03/11/2032		152	160,852
Meta Platforms, Inc. 5.50%, 11/15/2045		1,430	1,389,856
5.75%, 11/15/2065		1,476	1,409,993
Paramount Global 4.95%, 05/19/2050		24	16,905
Prosus NV 3.06%, 07/13/2031(a)		1,998	1,814,424
4.03%, 08/03/2050(a)		331	230,045

			5,741,305

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055		106	108,126
6.625%, 06/09/2056		646	645,779

	Principal Amount (000)		U.S. $ Value

7.00%, 10/15/2055	U.S.$	1,087	$ 1,130,566

			1,884,471

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		207	212,791
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/2054		387	401,188
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,636,548
5.29%, 12/08/2046		438	364,005
Ford Motor Credit Co. LLC 6.53%, 03/19/2032		764	798,647
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		780	769,745
Phinia, Inc. 6.75%, 04/15/2029(a)		990	1,025,527
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		519	531,636

			7,740,087

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp. 4.00%, 08/01/2028(a)		1,623	1,597,171
5.125%, 05/01/2029(a)		2,227	2,251,228
5.75%, 03/15/2030(a)		592	607,730
5.875%, 06/15/2031(a)		159	163,851
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,260	1,259,669

			5,879,649

Consumer Cyclical - Other – 1.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)		1,544	1,537,240
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	1,223	1,432,150
5.875%, 06/04/2031(a)	U.S.$	368	373,309
6.125%, 06/04/2031(a)	GBP	463	629,438
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	891	806,631
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		219	223,717
6.125%, 07/31/2032(a)		1,001	1,026,975
Las Vegas Sands Corp. 5.625%, 06/15/2028		1,381	1,416,115
6.00%, 06/14/2030		702	735,912
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		1,700	1,504,115
4.625%, 04/06/2031(a)		900	743,948
Sands China Ltd. 2.85%, 03/08/2029(c)		206	194,943
3.25%, 08/08/2031(c)		285	263,069
4.375%, 06/18/2030(c)		550	541,825
Sekisui House US, Inc. 6.00%, 01/15/2043		1,881	1,758,934
Voyager Parent LLC 9.25%, 07/01/2032(a)		2,094	2,221,050

			15,409,371

Consumer Cyclical - Retailers – 0.2%
Falabella SA 3.375%, 01/15/2032(a)		583	521,785
Levi Strauss & Co. 3.50%, 03/01/2031(a)		230	214,333
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		342	343,848
6.125%, 03/15/2032(a)		509	513,488

	Principal Amount (000)		U.S. $ Value

Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)	U.S.$	490	$ 494,188

			2,087,642

Consumer Non-Cyclical – 0.7%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		1,302	1,258,174
4.00%, 03/15/2031(a)		33	31,303
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,835	1,810,345
Medline Borrower LP 3.875%, 04/01/2029(a)		357	349,059
5.25%, 10/01/2029(a)		2,300	2,312,808
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(a)		189	195,675
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046		446	366,876
Viatris, Inc. 2.70%, 06/22/2030		744	679,738

			7,003,978

Energy – 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,733	1,733,874
5.75%, 01/15/2028(a)		542	542,807
5.75%, 10/15/2033(a)		183	184,067
5.75%, 07/01/2034(a)		296	298,257
APA Corp. 4.75%, 04/15/2043		2	1,552
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		416	434,474
Energy Transfer LP 7.125%, 10/01/2054		147	151,147
8.00%, 05/15/2054		1,494	1,596,710
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		369	367,960
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,749	1,775,586
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		335	341,262
MV24 Capital BV 6.75%, 06/01/2034(a)		385	382,082
Occidental Petroleum Corp. 7.50%, 05/01/2031		4	4,496
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		949	973,763
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		926	718,898
6.25%, 07/08/2032(a)		1,017	854,507
6.45%, 03/05/2034(a)		464	381,476
6.70%, 02/25/2037(a)		1,010	824,126
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		1,107	1,024,672
Var Energi ASA 5.875%, 05/22/2030(a)		1,027	1,069,967
6.50%, 05/22/2035(a)		581	615,008
8.00%, 11/15/2032(a)		1,300	1,488,077
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		93	87,355
6.25%, 01/15/2030(a)		1,115	1,127,708
Western Midstream Operating LP 7.25%, 04/01/2030(a)		780	832,069
Woodside Finance Ltd. 5.40%, 05/19/2030		616	633,337
6.00%, 05/19/2035		1,608	1,677,309

			20,122,546

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)	U.S.$	203	$201,611
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		452	462,356

			663,967

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	163	234,547

Technology – 0.2%
Gartner, Inc. 3.625%, 06/15/2029(a)	U.S.$	7	6,756
Oracle Corp. 5.375%, 09/27/2054		1,160	939,605
5.95%, 09/26/2055		1,700	1,509,177

			2,455,538

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(a)		845	841,696
United Airlines, Inc. 4.625%, 04/15/2029(a)		223	221,770

			1,063,466

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		336	325,242

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		486	431,082
3.83%, 02/02/2032(a)		413	371,828
4.375%, 07/03/2029(a)		809	783,719
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		204	203,745

			1,790,374

			81,154,125

Financial Institutions – 5.6%
Banking – 3.7%
Ally Financial, Inc. 6.70%, 02/14/2033		500	524,100
6.85%, 01/03/2030		380	403,105
8.00%, 11/01/2031		281	318,893
Series B 4.70%, 05/15/2026(m)		2,950	2,913,404
Banco Santander SA 3.225%, 11/22/2032		200	183,295
6.92%, 08/08/2033		2,600	2,885,491
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		450	469,775
Barclays PLC 7.12%, 06/27/2034		361	405,655
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		2,924	2,698,997
BPCE SA 6.51%, 01/18/2035(a)		1,232	1,309,682
CaixaBank SA 5.58%, 07/03/2036(a)		575	592,323
5.875%, 10/09/2027(a) (m)	EUR	1,000	1,216,332
6.84%, 09/13/2034(a)	U.S.$	975	1,089,094
Capital One Financial Corp. 7.96%, 11/02/2034		275	324,205
Citigroup, Inc. 6.625%, 02/15/2031(m)		1,196	1,212,447
Series AA 7.625%, 11/15/2028(m)		339	354,900

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	1,435	$1,358,545
7.08%, 02/10/2034		799	878,441
HSBC Holdings PLC 8.11%, 11/03/2033		225	263,852
Series E 4.75%, 07/04/2029(a) (m)	EUR	1,595	1,882,229
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)	U.S.$	845	807,016
KeyCorp 6.40%, 03/06/2035		19	20,636
Lloyds Banking Group PLC 6.07%, 06/13/2036		207	218,217
M&T Bank Corp. 5.05%, 01/27/2034		165	165,981
Nationwide Building Society 5.54%, 07/14/2036(a)		430	443,767
Nordea Bank Abp 6.625%, 03/26/2026(a) (m)		3,065	3,080,815
Societe Generale SA 5.51%, 05/22/2031(a)		4,167	4,302,311
7.37%, 01/10/2053(a)		403	434,593
Synchrony Financial 5.935%, 08/02/2030		808	840,673
7.25%, 02/02/2033		2,031	2,185,463
UBS Group AG 3.875%, 06/02/2026(a) (m)		352	349,430
7.125%, 08/10/2034(a) (m)		544	557,411
9.25%, 11/13/2028(a) (m)		448	491,654
UniCredit SpA 5.86%, 06/19/2032(a)		845	858,993

			36,041,725

Brokerage – 0.1%
BGC Group, Inc. 6.60%, 06/10/2029		83	86,619
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(m)		1,251	1,242,091

			1,328,710

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		1,229	1,212,992
Blackstone Private Credit Fund 2.625%, 12/15/2026		117	114,942
5.25%, 04/01/2030		88	87,431
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		200	200,004
4.875%, 11/22/2026(a)		230	230,791
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		400	400,500
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		77	76,442
HPS Corporate Lending Fund 6.25%, 09/30/2029		84	86,966
ILFC E-Capital Trust II 6.60% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (j)		2,000	1,709,506
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		395	388,552
Main Street Capital Corp. 6.50%, 06/04/2027		58	59,237
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		90	90,542

			4,657,905

	Principal Amount (000)		U.S. $ Value

Insurance – 0.6%
Aegon Ltd. 5.50%, 04/11/2048	U.S.$	329	$332,847
Centene Corp. 2.50%, 03/01/2031		685	590,926
2.625%, 08/01/2031		581	499,199
3.00%, 10/15/2030		1,129	1,010,187
Global Atlantic Fin Co. 7.95%, 10/15/2054(a)		40	41,320
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(a)		462	455,212
7.80%, 03/15/2037(a)		2,187	2,503,803
MetLife, Inc. 9.25%, 04/08/2038(a)		105	125,896
10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039		589	783,690

			6,343,080

REITs – 0.7%
Highwoods Realty LP 5.35%, 01/15/2033		524	524,220
InRetail Shopping Malls 5.65%, 10/16/2032(a)		355	356,111
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027(a)		80	79,499
4.75%, 06/15/2029(a)		284	280,946
Newmark Group, Inc. 7.50%, 01/12/2029		2,329	2,494,526
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		577	587,237
SBA Communications Corp. 3.125%, 02/01/2029		341	325,897
Trust Fibra Uno 4.87%, 01/15/2030(a)		670	654,506
Trust 2401 4.87%, 01/15/2030(a)		1,298	1,278,530

			6,581,472

			54,952,892

Utility – 1.0%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		430	387,000
3.95%, 02/12/2030(a)		634	590,609
AES Andes SA 6.30%, 03/15/2029(a)		1,037	1,069,852
American Electric Power Co., Inc. 6.95%, 12/15/2054		488	524,086
Series D 6.05%, 03/15/2056		297	292,026
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		445	486,000
Edison International 8.125%, 06/15/2053		396	412,039
Electricite de France SA 9.125%, 03/15/2033(a) (m)		427	494,985
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		1,640	1,538,041
Engie Energia Chile SA 6.375%, 04/17/2034(a)		920	980,104
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		219	229,957
FirstEnergy Corp. Series C 4.85%, 07/15/2047(c)		7	6,169

	Principal Amount (000)		U.S. $ Value

Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)	U.S.$	871	$860,705
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		246	256,021
Minejesa Capital BV 4.625%, 08/10/2030(a)		819	815,327
Niagara Energy SAC 5.75%, 10/03/2034(a)		492	503,045

			9,445,966

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		468	511,007

			9,956,973

Total Corporates – Investment Grade (cost $141,228,154)			146,063,990

EMERGING MARKETS - CORPORATE BONDS – 5.8%

Industrial – 4.7%
Basic – 1.6%
Braskem Idesa SAPI 6.99%, 02/20/2032(a) (i) (l)		439	255,542
7.45%, 11/15/2029(a) (i) (l)		1,393	813,456
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		3,768	1,555,317
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		492	511,744
CSN Inova Ventures 6.75%, 01/28/2028(a)		1,694	1,566,874
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		1,055	1,126,785
9.375%, 03/01/2029(a)		438	461,245
Inversiones CMPC SA 6.70%, 12/09/2057(a)		497	499,142
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		269	279,067
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		2,337	2,368,470
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,495	2,473,169
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		336	326,236
4.625%, 06/16/2030(a)		673	632,410
Vedanta Resources Finance II PLC 9.85%, 04/24/2033(a)		344	354,937
10.25%, 06/03/2028(a)		940	971,045
10.875%, 09/17/2029(a)		584	615,463
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		583	598,234

			15,409,136

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(a) (i) (l)		1,082	180,553
IHS Holding Ltd. 6.25%, 11/29/2028(a)		383	380,288
7.875%, 05/29/2030(a)		535	551,010
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		475	491,031

			1,602,882

Communications - Media – 0.0%
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		246	234,008

Communications - Telecommunications – 0.1%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(e) (f) (h)		96	964

	Principal Amount (000)		U.S. $ Value

Millicom International Cellular SA 7.375%, 04/02/2032(a)	U.S.$	552	$573,098
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		688	697,638
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		275	274,915

			1,546,615

Consumer Cyclical - Other – 0.9%
Celestial Dynasty Ltd. 4.25%, 06/27/2029(a)		529	484,035
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		1,731	1,710,470
5.625%, 07/17/2027(a)		965	964,093
5.75%, 07/21/2028(a)		1,255	1,253,532
6.50%, 09/24/2033(a)		578	578,955
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		1,122	1,116,738
5.875%, 05/15/2026(a)		414	415,027
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		289	289,289
Wynn Macau Ltd. 5.50%, 10/01/2027(a)		747	745,386
5.625%, 08/26/2028(a)		717	715,580
6.75%, 02/15/2034(a)		625	634,210

			8,907,315

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e) (g) (h) (i)	ZAR	45	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(e) (f) (g) (h) (i)	U.S.$	1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(e) (f) (g) (h) (i)		771	0

			0

Consumer Non-Cyclical – 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		550	511,159
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		800	804,496
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		508	499,796
MARB BondCo PLC 3.95%, 01/29/2031(a)		547	494,844
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		859	811,801
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	1,000	1,205,544
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	313	312,217
5.125%, 05/09/2029(d)		517	520,815
8.125%, 09/15/2031		506	581,446

			5,742,118

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		485	494,651
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		681	665,266
Borr IHC Ltd./Borr Finance LLC 10.375%, 11/15/2030(a)		700	698,883
Ecopetrol SA 5.875%, 05/28/2045		507	376,508
6.875%, 04/29/2030		782	792,362
8.375%, 01/19/2036		333	341,525
8.625%, 01/19/2029		1,443	1,547,834
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		606	421,170

	Principal Amount (000)		U.S. $ Value

Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)	U.S.$	984	$993,532
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		1,327	1,333,328
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		411	433,605
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		565	589,368
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	417,377
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)		496	467,996
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		270	269,996
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		370	365,046
YPF SA 8.75%, 09/11/2031(a)		427	441,228

			10,649,675

Services – 0.0%
Bidvest Group UK PLC (The) 6.20%, 09/17/2032(a)		200	203,065

Transportation – Services – 0.2%
InPost SA 4.00%, 04/01/2031(a)	EUR	796	935,802
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)	U.S.$	495	507,528
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		470	489,975

			1,933,305

			46,228,119

Utility – 0.7%
Electric – 0.6%
AES Andes SA 8.15%, 06/10/2055(a)		896	938,462
Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(a)		483	490,245
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		260	267,761
India Clean Energy Holdings 4.50%, 04/18/2027(a)		311	301,670
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		618	618,773
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		533	496,750
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		472	462,857
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		249	251,323
Saavi Energia SARL 8.875%, 02/10/2035(a)		490	531,296
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		403	412,905
Terraform Global Operating LP 6.125%, 03/01/2026(a)		44	43,613
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,098	948,606

			5,764,261

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		202	203,704
7.625%, 01/20/2036(a)		1,131	1,079,646

	Principal Amount (000)		U.S. $ Value

Energuate Trust 2 0 6.35%, 09/15/2035(a)	U.S.$	229	$228,709

			1,512,059

			7,276,320

Financial Institutions – 0.4%
Banking – 0.3%
Akbank TAS 7.50%, 01/20/2030(a) (d)		263	277,465
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		465	505,688
Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)		202	216,960
Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(a)		990	1,028,669
9.25%, 10/16/2028(a)		400	438,000

			2,466,782

Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		488	480,832

Financial Services – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(e) (f ) (h)		780	0

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		496	492,020

			3,439,634

Total Emerging Markets – Corporate Bonds (cost $61,140,991)			56,944,073

BANK LOANS – 5.2%
Industrial – 4.3%
Basic – 0.0%
Ineos Quattro Holdings UK Ltd. 7.57% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(o)		21	14,138
INEOS US Petrochem LLC 8.07% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(o)		635	444,768

			458,906

Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.18% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		1,888	1,530,498
Chariot Buyer 6.47% (CME Term SOFR 1 Month + 2.75%), 09/08/2032(o)		154	153,852
TransDigm, Inc. 6.22% (CME Term SOFR 1 Month + 2.50%), 02/28/2031(o)		287	287,797

			1,972,147

Communications – Media – 0.7%
DIRECTV Financing LLC 9.35% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)		936	937,818
Gray Television, Inc. 6.99% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		1,215	1,214,772
iHeartCommunications, Inc. 10.63% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(o)		1,176	1,072,969
Inizio Group Ltd. 8.02% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(e) (h )(o)		1,276	1,240,910

	Principal Amount (000)		U.S. $ Value

MJH Healthcare Holdings LLC 7.47% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(e) (h) (o)	U.S.$	1,450	$1,326,750
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(o)		651	497,711
7.53% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(o)		651	497,711

			6,788,641

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 7.22% (CME Term SOFR 1 Month + 3.50%), 01/30/2031(o)		1,416	1,424,902
MH Sub I LLC 02/23/2029(p)		420	349,579
Zacapa S.a r.l. 7.42% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		2,062	2,061,827

			3,836,308

Consumer Cyclical - Automotive – 0.1%
MPH Acquisition Holdings LLC 8.83% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(o)		1,020	786,639

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.97% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		419	404,287
PHRG Intermediate LLC 7.67% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(o)		816	809,781

			1,214,068

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group LLC 6.97% (CME Term SOFR 1 Month + 3.25%), 01/23/2032(o)		463	464,813
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.57% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(o)		888	825,778

			1,290,591

Consumer Non-Cyclical – 0.7%
Agiliti Health, Inc. 6.86% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(e) (h) (o)		1,273	1,244,088
Hertz Corp. (The) 06/30/2028(p)		733	614,447
ModivCare, Inc. 10.73% (CME Term SOFR 1 Month + 7.00%), 02/22/2026(e) (h) (o)		94	91,468
10.75% (CME Term SOFR 3 Month + 6.75%), 07/01/2031(i) (l) (o)		1,355	514,795
10.82% (CME Term SOFR 1 Month + 7.00%), 02/22/2026(e) (h) (o)		54	52,237
13.44% (CME Term SOFR 3 Month + 9.50%), 01/12/2026(i) (l) (o)		196	74,465
MPH Acquisition Holdings LLC 7.59% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		342	341,883
Neptune Bidco US, Inc. 9.01% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)		2,054	2,028,513
Opal US LLC 6.69% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(o)		845	849,369

	Principal Amount (000)		U.S. $ Value

Weber-Stephen Products LLC 7.735% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)	U.S.$	750	$750,375

			6,561,640

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.485% (CME Term SOFR 1 Month + 3.75%), 12/18/2032(o)		1,120	1,120,000

Technology – 1.6%
Boxer Parent Co., Inc. 6.82% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		1,453	1,447,748
Clover Holdings 2 LLC 7.75% (FIXED 4 + 7.75%), 12/09/2031(e) (h)		2,121	2,110,733
Commscope, Inc. 9.60% (CME Term SOFR 1 Month + 4.75%), 12/17/2029(o)		2,178	2,178,646
Icon Parent Inc. 6.445% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(o)		1,267	1,268,074
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e) (h) (i) (l) (o)		1,518	11,388
Metropolis Technologies, Inc. 8.98% (CME Term SOFR 6 Month + 5.25%), 11/03/2032(o)		1,738	1,720,247
Peraton Corp. 7.69% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		1,774	1,643,571
11.67% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		1,649	1,291,134
Ping Identity Holding Corp. 6.59% (CME Term SOFR 3 Month + 2.75%), 11/15/2032(e) (h) (o)		820	821,025
Polaris Newco LLC 7.85% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(o)		2,116	2,037,322
Project Alpha Intermediate Holdings, Inc. 10.12% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(e) (h) (o)		1,240	1,186,531

			15,716,419

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.445% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		1,028	982,213

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 7.47% (CME Term SOFR 1 Month + 3.75%), 09/25/2030(o)		1,658	1,670,895

			42,398,467

Financial Institutions – 0.9%
Banking - 0.0%
Orbit Private Holdings I Ltd. 7.55% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(o)		230	231,281

Brokerage – 0.2%
Jane Street Group LLC 5.82% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		1,510	1,501,900

Finance – 0.2%
Nexus Buyer LLC 9.47% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		1,450	1,432,788

	Principal Amount (000)		U.S. $ Value

Financial Services – 0.2%
Coller Credit Backed Loans & Notes II Ltd. 7.04% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(e) (h) (o)	U.S.$	850	$849,622
7.84% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(e) (h) (o)		410	488,675
9.44% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(e) (h) (o)		300	299,894
Colossus Acquireco LLC 5.41% (SOFR 4 + 1.75%), 07/30/2032(o)		698	697,377

			2,335,568

Insurance – 0.3%
Asurion LLC 8.07% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		1,614	1,616,368
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.22% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(o)		1,249	1,252,883

			2,869,251

			8,370,788

Total Bank Loans (cost $53,895,828)			50,769,255

EMERGING MARKETS - SOVEREIGNS – 3.1%
Angola – 0.1%
Angolan Government International Bond 8.00%, 11/26/2029(a)		1,231	1,202,402
8.25%, 05/09/2028(a)		200	200,887

			1,403,289

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		2,429	2,069,426
4.125%, 07/09/2035(c)		1,413	1,051,045

			3,120,471

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		3,813	3,936,579

Ecuador – 0.2%
Ecuador Government International Bond 6.90%, 07/31/2030(a) (c)		313	309,912
6.90%, 07/31/2035(a) (c)		1,439	1,267,741

			1,577,653

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		310	309,702
8.625%, 02/04/2030(a)		2,140	2,373,014

			2,682,716

El Salvador – 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		954	1,023,165
El Salvador Government International Bond 8.625%, 02/28/2029(a)		1,181	1,256,336
9.25%, 04/17/2030(a)		175	190,245

			2,469,746

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(a)		420	438,169

Kenya – 0.2%
Republic of Kenya Government International Bond 7.875%, 10/09/2033(a)		1,000	1,000,020
8.80%, 10/09/2038(a)		500	505,497

			1,505,517

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	3,225	$3,238,642
6.50%, 11/28/2027(a)		822	830,688
7.14%, 02/23/2030(a)		721	744,490
8.375%, 03/24/2029(a)		488	519,769

			5,333,589

Senegal – 0.3%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		4,446	2,628,697

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		203	200,970
7.95%, 11/19/2054(a)		970	1,042,750

			1,243,720

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		1,646	1,722,886
Turkiye Government International Bond 6.95%, 09/16/2035		580	597,400

			2,320,286

Ukraine – 0.1%
Ukraine Government International Bond 4.50%, 02/01/2029(a) (c)		1,012	756,144
4.50%, 02/01/2035(a) (c)		223	132,915
4.50%, 02/01/2036(a) (c)		159	93,010

			982,069

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		260	260,603
6.95%, 05/25/2032(a)		990	1,065,181

			1,325,784

Total Emerging Markets - Sovereigns (cost $29,765,023)			30,968,285

GOVERNMENTS - TREASURIES – 1.6%
United States - 1.6%
U.S. Treasury Bonds 2.75%, 11/15/2042		2,154	1,661,020
5.00%, 05/15/2037(q)		1,824	1,955,955
5.25%, 02/15/2029		320	335,900
6.125%, 11/15/2027		1,000	1,045,313
U.S. Treasury Notes 2.25%, 02/15/2027(r)		10,811	10,659,942
2.875%, 08/15/2028		606	596,633

Total Governments - Treasuries (cost $16,654,830)			16,254,763

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Risk Share Floating Rate – 0.9%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1B 15.74% (CME Term SOFR + 11.86%), 08/25/2028(j)		667	677,161
Series 2016-C01, Class 2M2 10.94% (CME Term SOFR + 7.06%), 08/25/2028(j)		33	32,979
Series 2016-C02, Class 1B 16.24% (CME Term SOFR + 12.36%), 09/25/2028(j)		444	454,942

	Principal Amount (000)		U.S. $ Value

Series 2016-C02, Class 1M2 9.99% (CME Term SOFR + 6.11%), 09/25/2028(j)	U.S.$	32	$32,658
Series 2016-C03, Class 1B 15.74% (CME Term SOFR + 11.86%), 10/25/2028(j)		369	379,832
Series 2016-C03, Class 2B 16.74% (CME Term SOFR + 12.86%), 10/25/2028(j)		628	648,649
Series 2016-C04, Class 1B 14.24% (CME Term SOFR + 10.36%), 01/25/2029(j)		1,468	1,534,853
Series 2016-C05, Class 2B 14.74% (CME Term SOFR + 10.86%), 01/25/2029(j)		1,792	1,875,962
Series 2016-C06, Class 1B 13.24% (CME Term SOFR + 9.36%), 04/25/2029(j)		1,268	1,340,430
Series 2016-C07, Class 2B 13.49% (CME Term SOFR + 9.61%), 05/25/2029(j)		1,541	1,636,678

			8,614,144

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.13%, 08/25/2036		356	333,195
Series 2006-42, Class 1A6 6.00%, 01/25/2047		429	228,132
Series 2006-24CB, Class A15 5.75%, 08/25/2036(j)		455	218,088
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		468	311,994
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		445	216,119
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.20%, 05/25/2047		58	52,319
Series 2007-4, Class 22A1 4.24%, 06/25/2047		263	235,805
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		391	129,962
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.53%, 09/25/2047		72	64,184
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.61%, 03/25/2037		40	34,194
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		329	290,452
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		137	120,758
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	52,317
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.165%, 10/25/2036		1,175	312,500
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.04%, 12/28/2037		192	174,029

			2,774,048

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.2%
Alternative Loan Trust Series 2007-7T2, Class A3 4.45% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)	U.S.$	1,891	$584,473
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.45% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		280	96,362
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 1.70% (5.44% – CME Term SOFR 1 Month), 04/25/2037(j) (s)		70	5,583
Series 2007-FA2, Class 1A10 4.10% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		208	45,962
Lehman XS Trust Series 2007-10H, Class 2AIO 3.01% (6.89% - CME Term SOFR 1 Month), 07/25/2037(j) (s)		86	11,835
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 2.70% (6.44% - CME Term SOFR 1 Month), 12/25/2036(j) (s)		1,324	160,650
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 Zero Coupon (CME Term SOFR 1 Month + 0.47%), 01/25/2037(j)		4,556	1,567,873

			2,472,738

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(t)		6,183	1,134,137
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(t)		2,774	476,645

			1,610,782

Total Collateralized Mortgage Obligations (cost $20,454,014)			15,471,712

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		1,045	1,049,932

Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		455	461,093

Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		979	1,022,056

Mexico – 0.7%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		1,603	1,584,726
4.75%, 02/23/2027(a)		258	258,715
5.70%, 01/24/2030(a)		439	446,024
Petroleos Mexicanos 5.50%, 06/27/2044		1,511	1,140,337
5.625%, 01/23/2046		930	695,640
6.375%, 01/23/2045		1,292	1,037,373
6.50%, 01/23/2029		355	361,212
8.75%, 06/02/2029		1,536	1,647,152

			7,171,179

	Principal Amount (000)		U.S. $ Value

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)	U.S.$	1,870	$1,975,772

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		373	386,406

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		812	841,029
8.00%, 01/16/2029(a)		354	375,821
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		502	518,315
9.00%, 01/28/2027(a)		208	218,465

			1,953,630

Total Quasi-Sovereigns (cost $13,142,572)			14,020,068

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031		502	435,485
5.75%, 11/26/2034	EUR	203	231,409
6.50%, 11/26/2038		229	260,374
7.375%, 04/25/2030	U.S.$	756	798,336

			1,725,604

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		555	549,855

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		447	495,500
Panama Notas del Tesoro 3.75%, 04/17/2026		468	466,179

			961,679

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(a)		1,434	1,477,135
5.75%, 03/24/2035(a)		1,492	1,473,652
6.375%, 01/30/2034(a)		336	349,544

			3,300,331

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		240	237,840

Total Governments - Sovereign Bonds (cost $6,637,773)			6,775,309

ASSET-BACKED SECURITIES – 0.4%
Other ABS – Fixed Rate – 0.3%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035(a) (e) (h)		2,435	2,532,618

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Series 2024-S1, Class ABC 7.30%, 09/15/2031(a) (e) (h)		1,000	1,006,580

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		230	229,813

Total Asset-Backed Securities (cost $3,760,129)			3,769,011

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	$918,014
State of Illinois Series 2010 7.35%, 07/01/2035		1,368	1,489,532
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(f)		1,435	1,327,229

Total Local Governments - US Municipal Bonds (cost $3,560,525)			3,734,775

	Shares

COMMON STOCKS – 0.3%
Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(e) (h) (i)		86,102	1,517,806

Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(i)		161,756	1,267,035

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e) (h) (i)		643	281,634

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(i)		49,562	12,440

			294,074

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. - Class A(e) (h) (i)		12,695,187	12
K201640219 South Africa Ltd. - Class B(e) (h) (i)		2,009,762	2

			14

Diversified Consumer Services – 0.0%
AG Tracker(e)(h)(i)		57,354	0
CWT Travel Holdings, Inc.(e) (h) (i)		3,766	15,064
Paysafe Ltd.(i)		10,709	86,636

			101,700

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(e) (h) (i)		3	0

			101,714

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (h) (i)		838,296	1
CHC Group LLC(h)(i)		21,009	4

			5

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(h) (i)		49,250	56,145

			56,150

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (h) (i) (k)		105,865	4,235

Total Common Stocks (cost $14,000,228)			3,241,014

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(f) (cost $3,218,924)	U.S.$	11,326,714	$2,721,023

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $2,387,756)		17,785	2,663,589

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E 10.75% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(a) (j)		1,000	981,038
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.97% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (j)		750	727,564
Rad CLO 11 Ltd. Series 2021-11A, Class E 10.42% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(a) (j)		355	350,727

Total Collateralized Loan Obligations (cost $2,095,742)			2,059,329

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		44	2,561
Series 2013-LC6, Class D 3.74%, 01/10/2046(a)		232	224,651
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		627	616,233
Series 2014-C25, Class D 3.80%, 11/15/2047(a)		895	861,275

Total Commercial Mortgage-Backed Securities (cost $1,690,716)			1,704,720

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $518,737)		521	527,690

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco - Class A(e) (h) (i)		4,984	123,653

Technology – 0.0%
Veritas US, Inc.(e) (f) (h) (i)		7,516	175,090

Total Preferred Stocks (cost $278,042)			298,743

RIGHTS – 0.0%
Altice France SA(CVR) expiring 12/31/2049(e) (f) (h) (i)		2,566	41,464
expiring 10/01/2099(e) (f) (h) (i)		324	5,236

Company	Shares			U.S. $ Value

Vistra Energy Corp., expiring 12/31/2049(e) (h) (i)		10,721		$13,133

Total Rights (cost $0)				59,833

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio – Class AB, 3.615%(u) (v) (w) (cost $12,243,998)		12,243,998		12,243,998

	Principal Amount (000)

Time Deposits – 0.4%
ANZ, Hong Kong 0.72%, 01/05/2026	NZD	0	**	3
Citibank, London 0.81%, 01/02/2026	EUR	141		166,017
2.66%, 01/02/2026	GBP	8		11,083
Citibank, New York 2.98%, 01/02/2026	U.S.$	3,070		3,070,456
Nordea, Oslo 2.00%, 01/02/2026	NOK	1,764		174,989
Royal Bank of Canada, Toronto 1.08%, 01/02/2026	CAD	0	**	331
SEB, Stockholm (3.79)%, 01/02/2026	SEK	0	**	11
Standard Chartered Bank, Johannesburg 4.55%, 01/02/2026	ZAR	1,910		115,363

Total Time Deposits (cost $3,538,253)				3,538,253

Total Short-Term Investments (cost $15,782,251)				15,782,251

Total Investments – 99.6% (cost $1,001,438,381)(x)				980,897,966
Other assets less liabilities – 0.4%				4,329,160

Net Assets – 100.0%				$985,227,126

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	96	March 2026	$11,041,500	$(76,883)
U.S. T-Note 5 Yr (CBT) Futures	443	March 2026	48,421,977	(18,031)
Sold Contracts
U.S. Long Bond (CBT) Futures	58	March 2026	6,704,438	71,312
U.S. T-Note 2 Yr (CBT) Futures	5	March 2026	1,043,945	(234)
U.S. T-Note 10 Yr (CBT) Futures	246	March 2026	27,659,625	188,344
U.S. Ultra Bond (CBT) Futures	3	March 2026	354,000	6,492

				$171,000

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CLP	19,631	USD	21	01/09/2026	$(929)
Bank of America NA	USD	68	KRW	95,646	01/09/2026	(1,787)
Brown Brothers Harriman & Co.	CNH	600	USD	85	01/16/2026	(1,115)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	102	CNH	719	01/16/2026	$1,431
Brown Brothers Harriman & Co.	CZK	2,704	USD	130	01/22/2026	(1,335)
Brown Brothers Harriman & Co.	HUF	9,524	USD	29	01/22/2026	(399)
Brown Brothers Harriman & Co.	PLN	366	USD	101	01/22/2026	(1,198)
Brown Brothers Harriman & Co.	USD	43	CZK	913	01/22/2026	983
Brown Brothers Harriman & Co.	USD	30	HUF	9,819	01/22/2026	338
Brown Brothers Harriman & Co.	USD	35	PLN	130	01/22/2026	773
Brown Brothers Harriman & Co.	USD	31	PLN	113	01/22/2026	(90)
Brown Brothers Harriman & Co.	AUD	217	USD	142	01/28/2026	(2,879)
Brown Brothers Harriman & Co.	NZD	55	USD	32	01/28/2026	400
Brown Brothers Harriman & Co.	NZD	172	USD	98	01/28/2026	(1,023)
Brown Brothers Harriman & Co.	USD	179	AUD	274	01/28/2026	3,796
Brown Brothers Harriman & Co.	USD	95	NZD	169	01/28/2026	2,049
Brown Brothers Harriman & Co.	CHF	25	USD	31	01/29/2026	52
Brown Brothers Harriman & Co.	CHF	65	USD	81	01/29/2026	(1,108)
Brown Brothers Harriman & Co.	EUR	708	USD	833	01/29/2026	231
Brown Brothers Harriman & Co.	EUR	1,375	USD	1,594	01/29/2026	(24,126)
Brown Brothers Harriman & Co.	USD	92	CHF	73	01/29/2026	1,267
Brown Brothers Harriman & Co.	USD	85	EUR	73	01/29/2026	974
Brown Brothers Harriman & Co.	CAD	269	USD	193	02/05/2026	(3,574)
Brown Brothers Harriman & Co.	USD	132	CAD	183	02/05/2026	1,981
Brown Brothers Harriman & Co.	USD	127	CAD	174	02/05/2026	(435)
Brown Brothers Harriman & Co.	NOK	389	USD	39	02/13/2026	122
Brown Brothers Harriman & Co.	NOK	366	USD	36	02/13/2026	(140)
Brown Brothers Harriman & Co.	SEK	309	USD	34	02/13/2026	84
Brown Brothers Harriman & Co.	SEK	723	USD	77	02/13/2026	(1,674)
Brown Brothers Harriman & Co.	USD	112	NOK	1,134	02/13/2026	909
Brown Brothers Harriman & Co.	USD	71	SEK	666	02/13/2026	1,501
Brown Brothers Harriman & Co.	GBP	56	USD	74	02/26/2026	(788)
Brown Brothers Harriman & Co.	USD	42	GBP	32	02/26/2026	813
Brown Brothers Harriman & Co.	USD	19	SGD	25	02/26/2026	22
Brown Brothers Harriman & Co.	USD	32	ZAR	539	02/26/2026	332
Brown Brothers Harriman & Co.	ZAR	509	USD	30	02/26/2026	(361)
Brown Brothers Harriman & Co.	MXN	588	USD	32	03/12/2026	(17)
Brown Brothers Harriman & Co.	USD	36	MXN	655	03/12/2026	(87)
Citibank NA	BRL	15,307	USD	2,781	01/05/2026	(12,694)
Citibank NA	USD	2,748	BRL	15,307	01/05/2026	45,053
Citibank NA	BRL	14,781	USD	2,633	02/03/2026	(43,198)
Citibank NA	USD	94	BRL	526	02/03/2026	1,538
Citibank NA	USD	32	INR	2,877	02/10/2026	(422)
Citibank NA	USD	36	TWD	1,105	02/12/2026	(754)
Deutsche Bank AG	COP	10,664,024	USD	2,782	01/09/2026	(35,133)
Deutsche Bank AG	USD	28	COP	107,884	01/09/2026	355
Deutsche Bank AG	GBP	3,116	USD	4,149	02/26/2026	(50,981)
Deutsche Bank AG	USD	1,696	GBP	1,273	02/26/2026	20,832
Goldman Sachs Bank USA	BRL	172	USD	31	01/05/2026	(130)
Goldman Sachs Bank USA	USD	32	BRL	172	01/05/2026	(120)
HSBC Bank USA	COP	136,095	USD	36	01/09/2026	120

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	CLP	43,169	USD	46	01/09/2026	$(1,650)
JPMorgan Chase Bank NA	KRW	58,215	USD	40	01/09/2026	(51)
JPMorgan Chase Bank NA	IDR	489,363	USD	29	01/23/2026	105
JPMorgan Chase Bank NA	EUR	937	USD	1,089	01/29/2026	(12,695)
Morgan Stanley Capital Services LLC	BRL	14,781	USD	2,720	01/05/2026	22,810
Morgan Stanley Capital Services LLC	BRL	354	USD	64	01/05/2026	(266)
Morgan Stanley Capital Services LLC	USD	2,686	BRL	14,781	01/05/2026	11,103
Morgan Stanley Capital Services LLC	USD	65	BRL	354	01/05/2026	(546)
Morgan Stanley Capital Services LLC	USD	3	PEN	10	01/09/2026	20
Morgan Stanley Capital Services LLC	CNH	434	USD	61	01/16/2026	(1,105)
Morgan Stanley Capital Services LLC	USD	69	IDR	1,157,561	01/23/2026	(143)
Morgan Stanley Capital Services LLC	EUR	54,849	USD	63,661	01/29/2026	(873,707)
UBS AG	USD	1,761	CAD	2,457	02/05/2026	31,561

						$(925,105)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 12/20/2030*	1.00%	Quarterly	0.90%	USD	2,440	$(11,881)	$7,225	$(19,106)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.16	USD	67,140	5,234,969	4,884,598	350,371
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	19.34	USD	140	(49,449)	(14,986)	(34,463)
iTraxx XOVER Series 44, 5 Year Index, 12/20/2030*	5.00	Quarterly	2.44	EUR	46,230	6,088,995	5,404,457	684,538

						$11,262,634	$10,281,294	$981,340

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10	12/30/2034	1 Day SOFR	4.141%	Annual	$277	$-0-	$277

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at December 31, 2025
Barclays Capital, Inc.†	USD	576	0.25%		—	$578,419
Barclays Capital, Inc.†	USD	248	0.50		—	248,188
Barclays Capital, Inc.†	USD	526	2.25		—	531,922
Barclays Capital, Inc.†	USD	1,043	2.75		—	1,050,384
Jefferies LLC†	USD	282	1.00		—	282,489
Jefferies LLC†	USD	326	2.75		—	327,066
Nomura UK†	USD	494	-0.25	*	—	494,682
Nomura UK†	USD	977	3.00		—	990,130

						$4,503,280

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2025.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$2,204,057	$-0-	$-0-	$-0-	$2,204,057
Corporates - Investment Grade	1,484,812	-0-	-0-	-0-	1,484,812
Emerging Markets - Corporate Bonds	814,411	-0-	-0-	-0-	814,411

Total	$4,503,280	$-0-	$-0-	$-0-	$4,503,280

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $743,616,684 or 75.48% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2025.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	$630,909	$635,336	0.06%
Altice France SA (CVR) Zero Coupon, 12/31/2049	10/01/2025	-0-	41,464	0.00%
Altice France SA (CVR) Zero Coupon, 10/01/2099	10/01/2025	-0-	5,236	0.00%
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	667,282	-0-	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	15,954	964	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,218,924	2,721,023	0.28%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	2,295,760	-0-	0.00%
Veritas US, Inc.	12/09/2024	154,379	175,090	0.02%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,327,229	0.14%

(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(k)	Escrow Shares.
(l)	Defaulted.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Convertible security.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2025.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Inverse interest only security.
(t)	IO - Interest Only.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,408,049 and gross unrealized depreciation of investments was $(52,720,952), resulting in net unrealized depreciation of $(20,312,903).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

65.9%	United States
3.3%	United Kingdom
3.0%	France
2.9%	Canada
1.7%	Mexico
1.4%	Brazil
1.3%	Italy
1.2%	Spain
1.1%	Colombia
1.1%	India
1.0%	Germany
0.9%	Turkey
0.8%	South Africa
12.8%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Argentina, Australia, Azerbaijan, Chile, China, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Greece, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kenya, Kuwait, Luxembourg, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Poland, Puerto Rico, Romania, Senegal, Serbia, Slovenia, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AllianceBernstein Global High Income Fund, Inc.

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$603,871,867	$3,196,666	#	$607,068,533
Corporates - Investment Grade	-0-	146,063,990	-0-		146,063,990
Emerging Markets - Corporate Bonds	-0-	56,943,109	964	#	56,944,073
Bank Loans	-0-	41,045,934	9,723,321		50,769,255
Emerging Markets - Sovereigns	-0-	30,968,285	-0-		30,968,285
Governments - Treasuries	-0-	16,254,763	-0-		16,254,763
Collateralized Mortgage Obligations	-0-	15,471,712	-0-		15,471,712
Quasi-Sovereigns	-0-	14,020,068	-0-		14,020,068
Governments - Sovereign Bonds	-0-	6,775,309	-0-		6,775,309
Asset-Backed Securities	-0-	229,813	3,539,198		3,769,011
Local Governments - US Municipal Bonds	-0-	3,734,775	-0-		3,734,775
Common Stocks	155,225	1,267,035	1,818,754	#	3,241,014
Inflation-Linked Securities	-0-	2,721,023	-0-		2,721,023
Emerging Markets - Treasuries	-0-	2,663,589	-0-		2,663,589
Collateralized Loan Obligations	-0-	2,059,329	-0-		2,059,329
Commercial Mortgage-Backed Securities	-0-	1,704,720	-0-		1,704,720
Governments - Sovereign Agencies	-0-	527,690	-0-		527,690
Preferred Stocks	-0-	-0-	298,743		298,743
Rights	-0-	-0-	59,833		59,833
Short-Term Investments:
Investment Companies	12,243,998	-0-	-0-		12,243,998
Time Deposits	3,538,253	-0-	-0-		3,538,253

Total Investments in Securities	15,937,476	946,323,011	18,637,479		980,897,966
Other Financial Instruments*:
Assets
Futures	266,148	-0-	-0-		266,148
Forward Currency Exchange Contracts	-0-	151,555	-0-		151,555
Centrally Cleared Credit Default Swaps	-0-	11,323,964	-0-		11,323,964
Centrally Cleared Interest Rate Swaps	-0-	277	-0-		277
Liabilities
Futures	(95,148)	-0-	-0-		(95,148)
Forward Currency Exchange Contracts	-0-	(1,076,660)	-0-		(1,076,660)
Centrally Cleared Credit Default Swaps	-0-	(61,330)	-0-		(61,330)

Total	$16,108,476	$956,660,817	$18,637,479		$991,406,772

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Asset-Backed Securities
Balance as of 03/31/25	$5,422,586	$225,084	$9,862,336	$1,714,655
Accrued discounts/(premiums)	66,108	4,765	-0-	(1,155)
Realized gain (loss)	(238,970)	(3,642,000)	46,830	-0-
Change in unrealized appreciation (depreciation)	(470,307)	3,469,336	1,185,105	(20,482)
Purchases	563,374	-0-	2,768,577	2,531,017
Sales/Paydowns	(2,146,125)	(56,221)	(4,253,364)	(684,837)
Transfers into Level 3*	-0-	-0-	2,437,826	-0-
Transfers out of Level 3^	-0-	-0-	(2,323,989)	-0-

Balance as of 12/31/25	$3,196,666	$964	$9,723,321	$3,539,198

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/25	$437,925	$(225,684)	$1,203,978	$(20,482)

	Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 03/31/25	$1,705,166	$172,868	$13,133	$19,115,828
Accrued discounts/(premiums)	-0-	-0-	-0-	69,718
Realized gain (loss)	(2,046,850)	-0-	-0-	(5,880,990)
Change in unrealized appreciation (depreciation)	2,163,083	2,212	46,700	6,375,647
Purchases	1,567,465	123,663	-0-	7,554,096
Sales/Paydowns	(10,683)	-0-	-0-	(7,151,230)
Transfers into Level 3*	-0-	-0-	-0-	2,437,826
Transfers out of Level 3^	(1,559,427)	-0-	-0-	(3,883,416)

Balance as of 12/31/25	$1,818,754	$298,743	$59,833	$18,637,479

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/25	$105,570	$2,212	$46,700	$1,550,219

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/25	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00

Bank Loans	$849,622	Discounted Cash Flow	Discount Rate	6.48% to 7.01%
	$488,675	Discounted Cash Flow	Discount Rate	18.17% to 19.17%
	$299,894	Discounted Cash Flow	Discount Rate	9.02% to 9.56%

	$1,638,191

Emerging Markets - Corporate Bonds	$-0-	Recovery	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Common Stocks	$281,634	Guideline Public Company,	Asset Value	$438.00
		Discounted Cash Flow, and
		Optional Value
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$281,635

Preferred Stocks	$123,653	Intrinsic Calculation	Asset Value	$24.81

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2025 is as follows:

Fund	Market Value 3/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,946	$218,302	$210,004	$12,244	$438